28 Deferred revenue (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of deferred revenue [line items]
Non-current	$ 1,471	$ 368
Current	37	7
Nonrefundable customer contributions [member]
Summary of deferred revenue [line items]
Non-current	1,471	368
Current	$ 37	$ 7